Trust Account	12 Months Ended
Jul. 31, 2012
Trust Account Disclosure [Abstract]
TRUST ACCOUNT
9.	TRUST ACCOUNT

Upon the closing of the Public Offering and the private placement of the Placement Warrants, a total of $40,600,000 was placed in the Trust Account.  All proceeds in the Trust Account may be invested in either U.S. government treasury bills with a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act of 1940, as amended, and that invest solely in U.S. Treasuries.